Voya Short Duration High Income Fund Annual Total Returns	12 Months Ended
Dec. 31, 2024
Class A C I and R6 Shares [Member] | Voya Short Duration High Income Fund | Class A
Prospectus [Line Items]
Annual Return [Percent]	8.83%